Loan Servicing (Tables)	12 Months Ended
Dec. 31, 2018
Transfers and Servicing of Financial Assets [Abstract]
Schedule of servicing assets at amortized value
Activity for MSRs and the related valuation allowance follows:

December 31 (In thousands)	2018	2017	2016
MSRs:
Carrying amount, net, beginning of year	$9,688	$9,266	$9,008
Additions	1,591	1,941	2,286
Amortization	(1,499)	(1,624)	(1,835)
Change in valuation allowance	398	105	(193)
Carrying amount, net, end of year	$10,178	$9,688	$9,266
Valuation allowance:
Beginning of year	$630	$735	$542
Change in valuation allowance	(398)	(105)	193
End of year	$232	$630	$735